Description of Business and Summary of Significant Accounting Policies (Details 4) - USD ($) $ in Thousands	Jun. 30, 2015	Mar. 31, 2015		Mar. 31, 2014
Reserves for potential credit losses	$ 0	$ 0
Investments	$ 818	$ 399	[1]	$ 0

[1]	Derived from the Company's audited consolidated financial statements.